Note 8 - Deposits - Deposits (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Demand deposits	$ 506,258	$ 391,360
Savings accounts	296,434	201,984
Negotiable order of withdrawal accounts	957,985	771,195
Money market demand accounts	1,201,235	984,677
Certificates of deposit $250,000 or greater	123,297	112,696
Other certificates of deposit	399,850	425,299
Individual retirement accounts $250,000 or greater	8,618	10,323
Other individual retirement accounts	61,394	63,061
Deposits, Total	$ 3,555,071	$ 2,960,595